Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS and CONTINGENCIES
11.         COMMITMENTS and CONTINGENCIES

The Company has entered into several contracts that obligate it to future office space lease payments and consulting contracts for financial and investor relations services. The following is a summary of these commitments:

a.
On May 4, 2012, the Company entered into a 39 month lease for 4,244 square feet of office space in Miami Beach, Florida commencing as of June 1, 2012. The lease requires a security deposit of $33,952 and initial annual minimum rental payment of $135,808 with annual increase of approximately 3% over the life of the lease and a rent holiday for the first three months of the lease.  The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time.  The deferred rent on the Condensed Consolidated Balance Sheet at September 30, 2012 represents the excess of the minimum monthly straight line payments over the life of the lease over the actual lease payments made as of September 30, 2013 and December 31, 2012 respectively.

On June 22, 2012, the Company entered into a three year lease for 1,543 square feet of office space in San Jose, California commencing on April 1, 2012.  The lease requires a security deposit of $7,869 and initial annual minimum rental payment of $29,626 with annual increase of approximately 3% over the life of the lease.   The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time.

The Company subleases space in New York City on a month-to-month basis of $2,400 per month.

Total rent expense for the three months and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 was $42,320, ($13,363) as a result of receipt of a release from the landlord of a prior liability, $137,589, $40,124 and $439,405, respectively.

Future minimum monthly rental commitments relating to the Miami Beach and San Jose leases are as follows as of September 30, 2013:

Year	Amount
2014	$266,800
2015	46,753
Total	$313,553

b.
Pursuant to the terms of the amendment of June 30, 2012 master agreement with a key supplier, the Company has committed to purchase 500 charging stations over the year ended June 30, 2013, at prices ranging from $2,500 to $2,700 per unit. If the Company fails to take delivery of the total specified number units, it will be responsible for reimbursement of certain price discounts on units previously received. As of December 31, 2012, the Company has purchased 90 units under this master agreement. In the opinion of the Company’s management, the vendor has not performed in accordance with the terms of the master agreement. As of September 30, 2013, the ultimate resolution of this matter is unknown.

c.
The Company has a lawsuit pending for past due fees due to a consulting firm in the amount of $41,000.  Although the outcome of this matter is uncertain, the Company has reserved for this amount in accounts payable and accrued expenses at September 30, 2013 and December 31, 2012.  The parties are currently in the process of negotiating a settlement, and the Company anticipates that the matter will be resolved soon.

d.	In October 2012, a former officer and director of the Company resigned his position from the Company and filed a claim with the California Labor Board (“Labor Board”) relating to certain compensatory matters. As of September 30, 2013, the matter was due to be scheduled for a hearing before the Labor Board. While the parties were in settlement negotiations, said negotiations have rendered no result.

   e.
On May 25, 2013, JNS filed a complaint against 350 Green, in federal court in Illinois (the “JNS Lawsuit”). Among other things, the JNS Lawsuit seeks indemnification from 350 Green for all actions, liabilities, lawsuits, expenses or damages associated with the Company’s alleged failure to close an Equity Exchange Agreement with 350 Green.

On September 24, 2013 the Court issued a ruling in the consolidated lawsuits of Car Charging Group, Inc. v. JNS Holdings Corporation, and JNS Power & Control Systems, Inc. v. 350 Green, LLC (the “Court Order”) in the U.S. District Court in the Northern District of Illinois.  The Court granted the motion of JNS Holdings Corporation and JNS Power & Control Systems, Inc. (collectively, “JNS”) for specific performance of an Asset Purchase Agreement (the “APA”) entered into between JNS and the former owners of 350 Green, LLC (“350 Green”), Tim Mason and Mariana Gerzanych, in April 2013. Pursuant to the Court Order, 350 Green is now required to transfer certain assets and liabilities (the “Assets and Liabilities”) in the Chicago area to JNS, and may be required to pay JNS’ costs and attorneys’ fees as well as indemnify JNS for certain costs incurred with regard to the Assets and Liabilities.

The Court Order does not transfer, amend or modify Car Charging Group, Inc.’s ownership of 350 Green; it only requires transfer of ownership of those certain Assets and Liabilities that were listed in the Asset Purchase Agreement entered into between JNS and 350 Green.  Car Charging Group, Inc. still owns all of 350 Green’s other assets, in states including, but not limited to: California, Oregon, Pennsylvania, Missouri, Kansas, Maryland, Colorado, Georgia, Utah, Florida, Ohio, Indiana, Washington and Illinois.  As of November 14, 2013, the assets have not been transferred to JNS as the parties are negotiating the specific assets to be transferred.

There are several items left to be decided by the Court in these consolidated cases and, while the Company is currently working with JNS to effectuate the Court Order as required, the Company also plans to appeal the Court Order and to vigorously defend its position that the APA is invalid and unenforceable.

There have been five lawsuits filed by creditors of 350 Green, LLC (“350 Green”) regarding unpaid claims.  These lawsuits do not involve Car Charging Group, Inc. and relate solely to alleged unpaid debts of 350 Green.  Also, there are other unpaid creditors, aside from those noted above, that claim to be owed certain amounts for work done on behalf of 350 Green, and only 350 Green, that potentially could file lawsuits at some point in the future.
       f.
On July 31, 2013, the Company participated in an arbitration with a former consultant regarding certain compensatory matters.  On August 29, 2013, the Arbitrator rendered a decision on the matter, requiring the consultant to return all of the shares of Company stock that it had previously been issued as compensation.  The Company was required to reissue a lower amount of Company stock to the consultant as compensation for actual services rendered.  All of these issues have all been resolved and there are no other issues remaining to be decided.

From time to time, the Company is a defendant or plaintiff in various legal actions which arise in the normal course of business. As such the Company is required to assess the likelihood of any adverse outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of the provision required for these commitments and contingencies, if any, which would be charged to earnings, is made after careful analysis of each matter. The provision may change in the future due to new developments or changes in circumstances. Changes in the provision could increase or decrease the Company’s earnings in the period the changes are made. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

10.        COMMITMENTS AND CONTINGENCIES

The Company has entered into several contracts that obligate it to office space lease payments, equipment acquisition and other matters. The following is a summary of these commitments:

a.
On March 31, 2011, the Company entered into a three (3) year lease for office space at approximately $132,480 per year, with an option to renew for an additional three years at approximately $137,655 per year. In the fourth quarter of 2011, the office owner space declared bankruptcy and the Company has not been required to pay any rent payments. However, the Company had continued to accrue monthly rent based on the contracted amount through December 31, 2011 and $55,200 has been accrued for in accounts payable and accrued expenses as of June 30, 2012 and December 31, 2011, respectively. During the quarter ended September 30, 2012, the Company had received, from the landlord of the property, a release from liability of any rents that may be due by the Company to the landlord. As a result, the Company reversed the $55,200 accrued rent liability. In addition, the Company wrote off the related $34,000 security deposit, as it is not expected to be recovered.

On May 4, 2012, the Company entered into a 39 month lease for 4,244 square feet of office space in Miami Beach, Florida commencing as of March 1, 2012. The lease requires a security deposit of $33,952 and initial annual minimum rental payment of $135,808 with annual increase of approximately 3% over the life of the lease and a rent holiday for the first three months of the lease. The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time. The deferred rent on the Consolidated Balance Sheet at December 31, 2012 represents the excess of the minimum monthly straight line payments over the life of the lease over the actual lease payments made as of December 31, 2012.

On March 22, 2012, the Company entered into a three year lease for 1,543 square feet of office space in San Jose, California commencing on April 1, 2012. The lease requires a security deposit of $7,869 and initial annual minimum rental payment of $29,626 with annual increase of approximately 3% over the life of the lease. The lease contains one-three year option to renew based upon notice as defined by the lease at prevailing rates at such time.

Total rent expense for the year ended December 31, 2012 and 2011 was $82,584, as a result of the aforementioned reversal of the accrued rent liability and $143,461, respectively.

Future minimum monthly rental commitments as of December 31, 2012 relating to the Miami Beach and San Jose leases are as follows:

Year	Amount
2013	$178,466
2014	183,542
2015	72,107
Total	$434,115

b.
Pursuant to the terms of the amendment of March 30, 2012 master agreement, the Company has committed to purchase 500 charging stations over the year, at prices ranging from $2,500 to $2,700 per unit. If the Company fails to take delivery of the total specified number units, it will be responsible for reimbursement of certain price discounts on units previously received. As of December 31, 2012, the Company has purchased 90 units under this master agreement. In the opinion of the Company’s management, the vendor has not performed in accordance with the terms of the master agreement. As of December 31, 2012, the ultimate resolution of this matter is unknown.

c.
 In March and April 2012, a former officer and director of the Company filed declaratory actions against the Company relating to compensatory matters, certain warrant exercise rights and the termination of his employment.  The parties are currently in negotiations to resolve the matters, however, the outcome of the negotiations can not be determined at this time.

d.
In October 2012, a former officer and director of the Company resigned his position from the Company and filed a claim with the California Labor Board (“Labor Board”) relating to certain compensatory matters.  As of December 31, 2012, the matter was being heard before the Labor Board however no decision had been rendered.  The parties are currently in negotiations, however, the outcome of the negotiations can not be determined at this time.